UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF Michigan Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 03/31/2014

Item 1 – Report to Stockholders

MARCH 31, 2014

ANNUAL REPORT

BIF Multi-State Municipal Series Trust

>	BIF California Municipal Money Fund
>	BIF Connecticut Municipal Money Fund
>	BIF Massachusetts Municipal Money Fund
>	BIF Michigan Municipal Money Fund
>	BIF New Jersey Municipal Money Fund
>	BIF New York Municipal Money Fund
>	BIF Ohio Municipal Money Fund
>	BIF Pennsylvania Municipal Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Shareholder Letter

Dear Shareholder,

One year ago, U.S. financial markets were improving despite a sluggish global economy, as easy monetary policy provided investors with enough conviction to take on more risk in their portfolios. Slow but positive growth in the U.S. was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue to maintain its aggressive monetary stimulus programs.

Sentiment swiftly reversed in May when then-Fed Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs—comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported the markets. Emerging markets, which are more sensitive to changes in global liquidity, were particularly hurt by the prospect of ebbing cash flows from the U.S. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed during the autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally relieved from the anxiety that had gripped them for quite some time.

The start of the new year brought another turn in sentiment, as heightened risks in emerging markets and mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from the Fed’s new Chairwoman, Janet Yellen. While U.S. economic data pointed to softer growth, investors viewed this trend as temporarily driven by poor winter weather and continued adding risk to their portfolios on the belief that growth would pick up in the coming months. In March, markets focused on decelerating growth in China and tensions between Russia and Ukraine over the disputed region of Crimea. Additionally, investors were caught off guard by a statement from Chairwoman Yellen indicating that the Fed may raise short-term interest rates earlier than the markets had previously forecasted. Bond markets came under pressure as the middle of the yield curve vaulted higher in response to the unexpected shift in forward guidance.

Against a backdrop of modest economic growth, investors over the past year remained highly attuned to potential changes in monetary policy. Despite the fact that markets were gearing up for a modest shift toward tighter conditions from the Fed, equity markets in the developed world generated strong returns for the six- and 12-month periods ended March 31, with stocks in the United States performing particularly well. In contrast, emerging markets were weighed down by concerns about reduced global liquidity, severe currency weakness, high levels of debt and uneven growth.

Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market experienced heightened volatility and poor performance over the reporting period. High yield bonds, however, benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2014

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	12.51%	21.86%
U.S. small cap equities (Russell 2000® Index)	9.94	24.90
International equities (MSCI Europe, Australasia, Far East Index)	6.41	17.56
Emerging market equities (MSCI Emerging Markets Index)	1.39	(1.43)
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.03	0.07
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.85	(4.38)
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	1.70	(0.10)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.91	0.31
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.66	7.53

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2014

Against a backdrop of continued moderate economic growth, low inflation and persistently high unemployment, the Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25% during the 12-month period ended March 31, 2014. After buying securities at a pace of $85 billion per month over the previous year, the FOMC altered course in December 2013. Citing the “cumulative progress toward maximum employment and the improvement in the outlook for labor market conditions,” the FOMC announced it would begin reducing the pace of its monthly purchases by $10 billion to a rate of $75 billion per month, beginning in January 2014. The FOMC held to this new course in 2014, paring its monthly purchases by an additional $10 billion at its regular meetings in January and March. Janet L. Yellen replaced Ben Bernanke as the Chair of the Board of Governors of the Federal Reserve in February. Yellen, who acted as vice chair under Bernanke, is expected to follow his approach of maintaining low short-term rates while continuing to reduce the FOMC’s monthly bond purchases at a measured pace.

In Europe, sub-par growth and a weak inflation environment compelled policymakers to employ an increasingly accommodative monetary policy throughout the period. Early in the second quarter of 2013, the eurozone was grappling with the aftermath of a severe banking crisis in Cyprus. Financial markets normalized when European and Cypriot officials ultimately agreed upon a controversial plan to impose a levy on bank depositors as a condition for the country to preserve its membership in the euro currency bloc. In September, the currency bloc received a crucial vote of confidence with the decisive re-election of Chancellor Angela Merkel in Germany as this was seen as an endorsement by German voters of her strong support of the euro. Ongoing efforts from the European Central Bank (“ECB”) to resuscitate the eurozone economy with record-low interest rates met only limited success in lifting growth measures. At the same time, inflation measures drifted lower, falling to 0.7% in October, less than half the ECB’s target rate. These conditions prompted the ECB to cut its main refinancing rate to 0.25% from 0.50% in November. Since then, ECB President Mario Draghi has repeatedly suggested that the central bank is ready to act aggressively if needed; thus far, however, the ECB has refrained from taking any further actions to stimulate the eurozone economy.

Late in the third quarter, the U.S. Federal Reserve introduced a fixed-rate reverse repurchase agreement (“repo”) facility in which select counterparties can lend U.S. dollars overnight to the Fed. Over the following six months, the Fed increased the maximum bid per counterparty from the initial amount of $500 million to $7 billion and increased the offered rate from 0.01% to 0.05%. Usage of this facility increased gradually to an average of $86 billion per day during the month of March. On March 31st, the facility generated a record one-day total of $242 billion in repo transactions as dealers reduced their inventories and collateral in the repo market became scarce.

London Interbank Offered Rates (“LIBOR”) notched lower over the 12 months due in large part to central bank liquidity measures, coupled with decreasing supply in the money market space. Benchmark three-month LIBOR fell by 0.05% to end the period at 0.23% — a historic low amid commercial banks extending to longer maturity dates or shifting funding needs away from the short-term wholesale markets. Other short-term rates, including U.S. Treasury bills, ground lower over the period as demand continued to outweigh supply. Yields on 3-month U.S. Treasury bills declined from 0.06% over the 12-month period to 0.03% as of March 31st. U.S. Treasury bills outstanding declined by $139 billion as the federal budget deficit improved and the U.S. Treasury cut the size of its weekly bill auctions to make room in its auction schedule to issue two-year floating rate notes (“FRNs”) — the first new structure issued in almost 17 years. FRN issuance totaled $41 billion in the first quarter of 2014. Much of the void resulting from the decline in supply has been filled with utilization of the Fed’s fixed-rate reverse repo facility, which has proven very popular with investors, particularly at calendar quarter-ends. A fully operational facility is expected to figure prominently in eventual decisions by policymakers to raise interest rates.

In the short-term tax-exempt market, conditions remained stable for yet another year as tax-exempt money fund industry assets declined by only 1.0% over the 12-month period to $269 billion as of March 31, 2014. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) (as calculated by Municipal Market Data) ranged between a high of 0.23% and an all-time low of 0.03%, averaging 0.08% for the 12-month period. The sustained downward pressure on SIFMA Index levels is a reflection of the increasing prevalence of non-traditional buyers in the market and the continued demand by money market funds which saw a stabilization in assets over the past two years.

Although Janet Yellen has been installed as the new Chair of the Federal Reserve, the policy of easy money has not changed. This has kept rates on taxable overnight repos low by historical measures. Given the low levels on taxable repos, tax-exempt VRDNs remain attractive as an alternative investment for taxable money funds. This cross over demand, coupled with the natural demand from tax-exempt money funds, has placed undue pressure on VRDN yields as evidenced by the prolonged low levels of the SIFMA Index.

April 15th brings the annual tax season, during which tax-exempt money funds typically experience large outflows due to shareholders redeeming shares to pay their federal and state income tax bills. Tax season rolls into “note season” in June, when municipalities typically issue one-year tax and revenue anticipation notes. Given continued austerity measures at state and local municipalities, spending has been limited as well as the need for debt issuance. As such, supply of new-issue, one-year fixed-rate notes has diminished. Generally speaking, municipal money market funds tend to take advantage of note season to extend their weighted average maturity, pick up yield and diversify beyond bank exposure in the form of credit enhancement. This year, we expect investor demand for one-year notes will be stronger than in previous years. Given expectations that the end of the FOMC’s current monetary policy is on the horizon, issuers may need to offer greater yield premiums to entice buyers to extend out to the full year maturity, thereby steepening the yield curve.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Fund Information as of March 31, 2014

BIF California Municipal Money Fund

BIF California Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as California’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF California Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	68%
Fixed Rate Notes	22
Tax-Exempt Commercial Paper	9
Other Assets Less Liabilities	1
Total	100%

BIF Connecticut Municipal Money Fund

BIF Connecticut Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Connecticut’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Connecticut Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	74%
Fixed Rate Notes	25
Other Assets Less Liabilities	1
Total	100%

BIF Massachusetts Municipal Money Fund

BIF Massachusetts Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Massachusetts’ personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Massachusetts Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	79%
Fixed Rate Notes	16
Other Assets Less Liabilities	5
Total	100%

BIF Michigan Municipal Money Fund

BIF Michigan Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Michigan’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Michigan Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	71%
Fixed Rate Notes	5
Other Assets Less Liabilities	24
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	5

Fund Information (concluded)

BIF New Jersey Municipal Money Fund

BIF New Jersey Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New Jersey’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New Jersey Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	69%
Fixed Rate Notes	21
Other Assets Less Liabilities	10
Total	100%

BIF New York Municipal Money Fund

BIF New York Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New York’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New York Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	86%
Fixed Rate Notes	14
Total	100%

BIF Ohio Municipal Money Fund

BIF Ohio Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Ohio’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Ohio Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	73%
Fixed Rate Notes	20
Tax-Exempt Commercial Paper	6
Other Assets Less Liabilities	1
Total	100%

BIF Pennsylvania Municipal Money Fund

BIF Pennsylvania Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Pennsylvania’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Pennsylvania Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	85%
Fixed Rate Notes	13
Other Assets Less Liabilities	2
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.

6	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2013 and held through March 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
Actual
BIF California Municipal Money Fund	$1,000.00	$1,000.10	$0.45	0.09%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,000.10	$0.40	0.08%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,000.00	$0.60	0.12%
BIF Michigan Municipal Money Fund	$1,000.00	$1,000.00	$0.45	0.09%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,000.00	$0.90	0.18%
BIF New York Municipal Money Fund	$1,000.00	$1,000.20	$0.55	0.11%
BIF Ohio Municipal Money Fund	$1,000.00	$1,000.00	$0.55	0.11%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,000.00	$0.60	0.12%
Hypothetical (5% annual return before expenses)[2]
BIF California Municipal Money Fund	$1,000.00	$1,024.48	$0.45	0.09%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,024.53	$0.40	0.08%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,024.33	$0.61	0.12%
BIF Michigan Municipal Money Fund	$1,000.00	$1,024.48	$0.45	0.09%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,024.03	$0.91	0.18%
BIF New York Municipal Money Fund	$1,000.00	$1,024.38	$0.56	0.11%
BIF Ohio Municipal Money Fund	$1,000.00	$1,024.38	$0.56	0.11%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,024.33	$0.61	0.12%
[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	7

Schedule of Investments March 31, 2014	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California — 99.0%
Bay Area California Toll Authority, RB, VRDN, P-FLOATS, Series 4740 (Bank of America NA SBPA), 0.09%, 4/07/14 (a)(b)(c)	$3,500	$3,500,000
California Community College Financing Authority, RAN, Series B, 2.00%, 6/30/14	13,970	14,029,655
California Community College Financing Authority, RB, Series C, 2.00%, 12/31/14	4,400	4,461,035
California Health Facilities Financing Authority, RB, VRDN (a):
P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.07%, 4/07/14 (b)(c)	18,695	18,695,000
Scripps Health, Series B (JPMorgan Chase Bank NA LOC), 0.05%, 4/07/14	3,600	3,600,000
Stanford Hospital and Clinics, 7 Month Window, Series C, 0.14%, 10/27/14	12,000	12,000,000
California Health Facilities Financing Authority, Refunding RB, Series B:
Stanford Hospital and Clinics, 2.00%, 8/15/14	600	604,127
VRDN, Catholic Healthcare (JPMorgan Chase Bank NA LOC), 0.08%, 4/07/14 (a)	5,100	5,100,000
California Infrastructure & Economic Development Bank, Refunding RB, VRDN, Pacific Gas & Electric Co. (a):
Series A (Mizuho Bank Ltd. LOC), 0.07%, 4/01/14	6,000	6,000,000
Series D (Sumitomo Mitsui Banking Corp. LOC), 0.06%, 4/01/14	2,000	2,000,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.07%, 4/07/14 (a)	3,645	3,645,000
California Pollution Control Financing Authority, RB, VRDN (a):
Air Products & Chemicals, Inc., Series B, 0.08%, 4/01/14	15,000	15,000,000
Burrtec Waste Group, Series A, AMT (U.S. Bank NA LOC), 0.10%, 4/07/14	7,505	7,505,000
EDCO Disposal Corp. Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.10%, 4/07/14	3,680	3,680,000
South Tahoe Refuse Project, Series A, AMT (Union Bank NA LOC), 0.11%, 4/07/14	3,945	3,945,000

Municipal Bonds	Par (000)	Value
California (continued)
California School Cash Reserve Program Authority, RB:
Series G, 2.00%, 5/01/14	$750	$751,128
Series J, 2.00%, 10/01/14	9,055	9,141,124
Series K, 2.00%, 10/01/14	10,655	10,756,342
Series L, 2.00%, 10/01/14	3,755	3,790,337
Series M, 2.00%, 12/31/14	5,000	5,069,362
Sub-Series A, 2.00%, 4/01/14	3,240	3,240,146
Sub-Series B, 2.00%, 6/02/14	1,350	1,353,825
California State Department of Water Resources, Refunding RB, Series M, 5.00%, 5/01/14	5,910	5,934,291
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.14%, 4/07/14 (a)	5,055	5,055,000
California State Health Facilities Financing Authority, RB, VRDN (a)(b)(c):
P-FLOATS (Bank of America NA SBPA) Series 4726, 0.09%, 4/07/14	1,320	1,320,000
RBC Municipal Products, Inc. Trust, FLOATS, Series E-21 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.10%, 4/07/14	30,900	30,900,000
California State Health Facilities Financing Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1083 (Deutsche Bank AG SBPA), 0.12%, 4/07/14 (a)(b)(c)	10,000	10,000,000
California State University, RB, Series A, 3.50%, 11/01/14	545	555,642
California Statewide Communities Development Authority, HRB, VRDN, M/F, AMT (Fannie Mae Guarantor) (a):
2nd Street Senior Apartments, Series TT, 0.08%, 4/07/14	2,255	2,255,000
Greentree Senior Apartments Project, Series P, 0.07%, 4/07/14	7,350	7,350,000
California Statewide Communities Development Authority, RB, AMT, VRDN, Oakmont of Alameda Project, Series WW (Federal Home Loan Bank of San Francisco LOC, East West Bank LOC), 0.07%, 4/07/14 (a)	12,680	12,680,000

Portfolio Abbreviations

AGM AMBAC AMT ARB BAN BHAC COP DRIVERS EDA EDC FLOATS GO
Assured Guaranty Municipal Corp.
American Municipal Bond Assurance Corp.
Alternative Minimum Tax (subject to)
Airport Revenue Bonds
Bond Anticipation Notes
Berkshire Hathaway Assurance Corp.
Certificates of Participation
Derivative Inverse Tax-Exempt Receipts
Economic Development Authority
Economic Development Corp.
Floating Rate Securities
General Obligation Bonds
HDA HFA HRB IDA IDRB LIFERS LOC M/F MERLOTS MRB NPFGC
Housing Development Authority
Housing Finance Agency
Housing Revenue Bonds
Industrial Development Authority
Industrial Development Revenue Bonds
Long Inverse Floating Exempt Receipts
Letter of Credit
Multi-Family
Municipal Exempt Receipts Liquidity
Optional Tenders
Mortgage Revenue Bonds
National Public Finance Guarantee Corp.
P-FLOATS PUTTERS RAN RB ROCS S/F SBPA SPEARS TAN TRAN VRDN
Puttable Floating Rate Securities
Puttable Tax-Exempt Receipts
Revenue Anticipation Notes
Revenue Bonds
Reset Option Certificates
Single-Family
Stand-by Bond Purchase Agreements
Short Puttable Exempt Adjustable
Receipts
Tax Anticipation Notes
Tax Revenue Anticipation Notes
Variable Rate Demand Notes

See Notes to Financial Statements.

8	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (continued)
City & County of San Francisco California, COP, Refunding Series A, 4.00%, 9/01/14	$2,135	$2,169,605
City of Alvord California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Refunding, Series B (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 4/07/14(a)(b)(c)	7,000	7,000,000
City of Anaheim California, Deutsche Bank SPEARS/LIFERS Trust, Refunding, Tax Allocation, VRDN, Series A (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.08%, 4/07/14 (a)(b)(c)	20,800	20,800,000
City of Carlsbad, HRB, VRDN, M/F, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.07%, 4/07/14 (a)	13,515	13,515,000
City of Sacramento California, RB, 1.00%, 9/01/14	525	526,724
City of Sacramento California, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4375 (JPMorgan Chase Bank NA SBPA), 0.07%, 4/07/14 (a)(b)(c)	13,000	13,000,000
City of Sacramento California Financing Authority, Refunding RB, P-FLOATS, VRDN (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.14%, 4/07/14 (a)(b)(c)	1,020	1,020,000
City of San Jose, HRB, M/F, Carlton, Series A, AMT (Fannie Mae Guarantor), 0.08%, 4/07/14 (a)	12,000	12,000,000
City of San Jose, Refunding, HRB, VRDN, M/F, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor), 0.16%, 4/07/14 (a)	2,000	2,000,000
City of San Jose California, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, AMT (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA) (a)(b)(c):
Series DB-480, 0.08%, 4/07/14	9,880	9,880,000
Series DB-484, 0.08%, 4/07/14	20,800	20,800,000
Series DBE-544, 0.08%, 4/07/14	8,580	8,580,000
City of Santa Rosa, HRB, VRDN, M/F, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.11%, 4/07/14 (a)	1,940	1,940,000
County of Contra Costa California Water District, 0.11%, 7/02/14	14,300	14,300,000
County of Los Angeles California, GO, Series B, 2.00%, 6/30/14	13,900	13,963,462
County of Los Angeles California Schools, RB:
Series B-3, 2.00%, 12/31/14	1,500	1,521,009
Series B-4, 2.00%, 12/31/14	2,600	2,636,237
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA) (a)(b)(c):
Series DB-646, AMT, 0.11%, 4/07/14	9,155	9,155,000
Series DBE-1186, 0.11%, 4/07/14	2,750	2,750,000
East Bay Municipal Utility District, RB, VRDN (Citibank NA SBPA), 0.07%, 4/07/14 (a)(b)	6,600	6,600,000
East Bay Municipal Utility District, Water System:
0.10%, 5/14/14	16,900	16,900,000
0.11%, 7/02/14	23,200	23,200,000
0.10%, 7/08/14	8,100	8,100,000
Eastern Municipal Water District, Refunding RB (a):
0.08%, 7/03/14	11,775	11,775,000
Series A, Water and Sewer, 0.06%, 6/12/14	12,400	12,400,000

Municipal Bonds	Par (000)	Value
California (continued)
Elsinore Valley Municipal Water District, COP, Refunding, VRDN, Series B (Bank of America NA LOC), 0.07%, 4/07/14 (a)	$6,500	$6,500,000
Fontana Unified School District, GO, VRDN, PUTTERS, Series 2668 (AGM) (JPMorgan Chase Bank NA SBPA), 0.14%, 4/07/14 (a)(b)(c)	5,595	5,595,000
Irvine Unified School District, Special Tax Bonds, VRDN, Series B (Bank of America NA LOC), 0.08%, 4/01/14 (a)	8,600	8,600,000
Jefferson Elementary School District, GO, Series A, 4.00%, 9/01/14	400	406,371
Kern Community College District, COP, Refunding:
4.00%, 4/01/14	2,000	2,000,208
0.16%, 4/01/15 (d)	7,800	7,800,000
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 4.00%, 7/01/14	850	858,288
Los Angeles Unified School District, GO, Series A, 5.00%, 7/01/14	400	404,861
Milpitas Unified School District, GO, Series A, 1.50%, 8/01/14	2,400	2,410,855
Newport Mesa Unified School District, GO, Refunding, 4.00%, 8/01/14	565	572,328
Oxnard Union High School District, GO, Series C, 3.00%, 8/01/14	995	1,004,404
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (California State Teachers’ Retirement System LOC, State Street Bank & Trust Co. LOC), 0.08%, 4/01/14 (a)	16,400	16,400,000
Redondo Beach Unified School District, GO, Series A, 3.00%, 8/01/14	425	429,018
Redwood City School District, GO, TRAN, 3.00%, 10/31/14	8,200	8,334,635
Riverside County IDA, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.17%, 4/07/14 (a)	3,300	3,300,000
Riverside County Transportation Commission, Refunding RB, VRDN, ROCS, Series 14064 (Citibank NA SBPA), 0.07%, 4/07/14 (a)(b)(c)	1,675	1,675,000
Roseville City School District, GO, Refunding, 4.00%, 8/01/14	400	405,180
Sacramento Transportation Authority, Refunding RB, VRDN, Series B (JPMorgan Chase Bank NA SBPA), 0.05%, 4/07/14 (a)	7,900	7,900,000
Saddleback Valley Unified School District, GO, Election of 2004, Series A, 2.00%, 8/01/14	400	402,379
San Bernardino County Housing Authority, Refunding, HRB, VRDN, M/F, Raintree Apartments, Series A (Federal Home Loan Bank of San Francisco LOC), 0.07%, 4/07/14 (a)	3,100	3,100,000
San Diego County School Districts, RB, TRAN, Series B-2, 2.00%, 4/30/14	5,625	5,633,215
San Diego Housing Authority, HRB, VRDN, M/F, Studio 15, Series B, AMT (Citibank NA LOC), 0.09%, 4/07/14 (a)	4,530	4,530,000
San Diego Public Facilities Financing Authority Water Revenue, Refunding RB, Series A, 3.00%, 8/01/14	100	100,928
San Dieguito Union High School District, Refunding GO, Series A-2, 1.00%, 8/01/14	5,925	5,941,788

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	9

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (continued)
San Francisco City & County Redevelopment Agency, Refunding, HRB, M/F, VRDN, Fillmore Center, Series B-2, AMT (Freddie Mac Guarantor), 0.07%, 4/07/14 (a)	$6,750	$6,750,000
San Francisco City & County Redevelopment Agency, Special Tax Bonds, VRDN, No. 7 Hunters Point, Series A (JPMorgan Chase Bank NA LOC), 0.07%, 4/07/14 (a)	5,000	5,000,000
San Jose Evergreen Community College District, GO, Series A, 0.40%, 8/01/14	3,300	3,302,656
San Mateo County Community College District, GO, Refunding, 0.33%, 9/01/14	3,490	3,492,629
San Ramon Valley Unified School District, GO, 2.00%, 8/01/14	1,465	1,474,047
Santa Clara Unified School District, GO, TRAN, 1.50%, 6/30/14	10,900	10,935,234
South San Francisco Unified School District, GO, Refunding, Measure J, Series A, 0.48%, 9/01/14	595	595,574
State of California, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Refunding (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 4/07/14 (a)(b)(c)	8,560	8,560,000
State of California, GO, VRDN (a):
0.06%, 4/01/14	3,400	3,400,000
FLOATS, Series 2178 (Wells Fargo Bank NA SBPA), 0.09%, 4/07/14 (b)(c)	24,500	24,500,000

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, RAN:
Series A-1, 2.00%, 5/28/14	$1,060	$1,063,035
Series A-2, 2.00%, 6/23/14	11,595	11,643,121
State of California, GO:
5.00%, 11/01/14	800	822,703
FLOATS, Refunding, VRDN, Series 2661 (Wells Fargo Bank NA SBPA), 0.09%, 4/07/14(a)(b)(c)	31,830	31,829,500
University of California, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4401 (JPMorgan Chase Bank NA SBPA), 0.07%, 4/07/14 (a)(b)(c)	2,000	2,000,000
University of California, RB, Series AB, 5.00%, 5/15/14	110	110,662
University of California, Refunding RB, VRDN, Series AL-4, 0.04%, 4/07/14 (a)	4,550	4,550,000
Upland Unified School District, GO, Refunding, 2.00%, 8/01/14	425	427,460
William S. Hart Union High School District, GO, Election of 2008, Series C, 2.00%, 8/01/14	400	402,349
Total Investments (Cost — $665,612,479*) — 99.0%		665,612,479
Other Assets Less Liabilities — 1.0%		6,494,810
Net Assets — 100.0%		$672,107,289

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	Variable rate security. Rate shown is as of report date.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

10	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Schedule of Investments (concluded)	BIF California Municipal Money Fund
Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$665,612,479	—	$665,612,479
[1]	See above Schedule of Investments for values in the state.
The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of March 31, 2014, cash of $2,530,200 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	11

Schedule of Investments March 31, 2014	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Connecticut — 99.4%
Borough of Naugatuck Connecticut, GO, 1.00%, 3/17/15	$2,500	$2,520,756
Capital City EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.09%, 4/07/14 (a)	6,270	6,270,000
City of Bristol Connecticut, GO, Refunding, 3.00%, 7/15/14	2,800	2,823,425
City of Middletown Connecticut, GO, 4.00%, 4/15/14	1,000	1,001,573
City of Milford Connecticut, GO, BAN, Lot A, 1.00%, 5/12/14	3,800	3,803,739
Connecticut Housing Finance Authority, RB, VRDN (a):
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.05%, 4/07/14	1,430	1,430,000
MSG Mortgage Finance Program, Series D, AMT (Royal Bank of Canada SBPA), 0.06%, 4/07/14	4,640	4,640,000
Series D-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.06%, 4/07/14	1,000	1,000,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA), 0.08%, 4/01/14	3,600	3,600,000
Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.06%, 4/07/14	8,500	8,500,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.04%, 4/07/14 (a)	6,100	6,100,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.08%, 4/07/14 (a)	16,500	16,500,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Hotchkiss School (U.S. Bank NA LOC), 0.06%, 4/07/14	4,100	4,100,000
Yale University, Series 2008-1080 (Bank of America NA SBPA), 0.08%, 4/07/14 (b)	2,636	2,636,000
Yale University, Series T-2, 0.04%, 4/07/14	21,755	21,755,000
Yale University, Series V-1, 0.06%, 4/01/14	5,000	5,000,000
Yale University, Series V-2, 0.06%, 4/01/14	1,700	1,700,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a):
Choate Rosemary Hall, Series D (JPMorgan Chase Bank NA LOC), 0.08%, 4/07/14	6,320	6,320,000
FLOATS, Series 1884 (AGM) (Wells Fargo Bank NA SBPA), 0.06%, 4/07/14 (c)	6,560	6,560,000

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a) (concluded):
Yale-New Haven Hospital, Series K1 (JPMorgan Chase Bank NA LOC), 0.06%, 4/07/14	$4,125	$4,125,000
State of Connecticut, GO, Refunding, Series F, 4.00%, 9/15/14	250	254,305
State of Connecticut, GO, Series A, 1.50%, 3/01/15	5,500	5,569,256
State of Connecticut, RB, Special Tax Bonds, Transportation Infrastructure, Series A, 5.00%, 11/01/14	100	102,799
State of Connecticut, Special Tax Revenue, RB, Series A, 5.00%, 7/01/14	205	207,461
State of Connecticut, Special Tax Revenue, Refunding RB, Series B, 5.00%, 12/01/14	275	283,802
Town of Darien Connecticut, GO, Refunding, Series A, 4.00%, 8/01/14	100	101,255
Town of East Hampton Connecticut, GO, Refunding, 2.00%, 8/15/14	210	211,337
Town of Fairfield Connecticut, GO, Refunding, BAN, 1.25%, 7/18/14	5,266	5,282,983
Town of Killingly Connecticut, GO, Lot A, 4.50%, 6/15/14	120	121,063
Town of Ledyard Connecticut, GO, BAN, Refunding, 1.00%, 10/10/14	2,000	2,008,117
Town of Newtown Connecticut, GO, Refunding, Series B, 2.00%, 7/15/14	500	502,463
Town of Orange Connecticut, GO, Refunding, 4.00%, 8/15/14	805	815,978
Town of Southington Connecticut, GO, 3.00%, 1/15/15	295	301,501
Town of Stafford Connecticut, GO, BAN, Refunding, 1.00%, 8/05/14	1,000	1,002,460
Town of Westbrook Connecticut, GO, 2.00%, 8/01/14	250	251,385
Town of Weston, GO, Refunding, Series B, 5.00%, 8/01/14	1,000	1,015,930
Town of Windsor Connecticut, GO, Refunding, Series B, 3.00%, 7/15/14	1,065	1,073,709
University of Connecticut, RB, Series A, 2.00%, 8/15/14	5,000	5,034,034
Total Investments (Cost — $134,525,331*) — 99.4%		134,525,331
Other Assets Less Liabilities — 0.6%		773,816
Net Assets — 100.0%		$135,299,147

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

12	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$134,525,331	—	$134,525,331
[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of March 31, 2014, cash of $50,157 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	13

Schedule of Investments March 31, 2014	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Massachusetts — 95.0%
Berlin & Boylston Regional School District, GO, Refunding, 1.00%, 12/12/14	$1,000	$1,004,889
City of Attleboro Massachusetts, GO, Refunding, 3.00%, 3/15/15	228	233,923
City of Boston Massachusetts, GO:
Series A, 4.00%, 4/01/14	150	150,015
Series D, 5.00%, 10/01/14	300	307,091
City of Framingham Massachusetts, GO, Refunding, 3.00%, 6/15/14	100	100,561
City of Haverhill Massachusetts, GO, BAN:
0.75%, 9/01/14	1,000	1,001,807
Refunding, 1.00%, 12/12/14	2,032	2,041,702
City of Somerville Massachusetts, GO, Refunding, 2.00%, 10/01/14	695	700,934
City of Taunton Massachusetts, GO, BAN, School Improvements, 1.00%, 5/23/14	1,000	1,001,066
Commonwealth of Massachusetts, GO, Public Improvements, Series D, 0.23%, 1/01/15 (a)	110	110,000
Commonwealth of Massachusetts, GO, VRDN, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 (b):
Series A (Bank of America NA SBPA), 0.07%, 4/01/14	5,000	5,000,000
Series B (U.S. Bank NA SBPA), 0.07%, 4/01/14	4,700	4,700,000
Massachusetts Bay Transportation Authority, RB:
Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.09%, 4/07/14 (b)	5,000	5,000,000
Series A, 5.00%, 7/01/14 (c)	725	733,557
Massachusetts Bay Transportation Authority, Refunding RB:
Senior Series B, 5.25%, 7/01/14	300	303,703
Senior Series C, 5.25%, 7/01/14	100	101,246
VRDN, 7-Month Window, Senior Series A, 0.15%, 10/27/14 (b)	5,000	5,000,000
Massachusetts Development Finance Agency, HRB, M/F, Avalon Acton Apartment, AMT (Fannie Mae Guarantor), 0.08%, 4/07/14 (b)	6,500	6,500,000
Massachusetts Development Finance Agency, RB, VRDN (b):
Concord Food Issue, AMT (Bank of America NA LOC), 0.25%, 4/07/14	1,240	1,240,000
Boston University, Deutsche Bank SPEARS/LIFERS Trust, Series X (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 4/07/14 (d)(e)	2,000	2,000,000
Holy Cross, FLOATS, Series 1336 (Credit Suisse AG SBPA), 0.06%, 4/07/14 (d)(e)	3,050	3,050,000
Woodbriar Senior Living Facility, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 4/07/14 (d)(e)	4,000	4,000,000
Massachusetts Development Finance Agency, Refunding RB, VRDN (b):
Boston University, Series U-6C (TD Bank NA LOC), 0.07%, 4/01/14	3,000	3,000,000
Fessenden School (JPMorgan Chase Bank NA LOC), 0.08%, 4/07/14	2,680	2,680,000

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, RB:
Massachusetts Institute of Technology, Series M, 5.25%, 7/01/14	$150	$151,848
Massachusetts Institute of Technology, Series N, 5.00%, 7/01/14	320	323,834
Partners Healthcare System, Series P2, VDRN (JPMorgan Chase Bank NA SBPA), 0.05%, 4/07/14 (b)	1,600	1,600,000
Pooled Loan Program, Series N, VRDN (TD Bank NA LOC), 0.07%, 4/01/14 (b)	700	700,000
Stonehill College, Series K, VDRN (JPMorgan Chase Bank NA LOC), 0.07%, 4/01/14 (b)	935	935,000
Tufts University, Series G, VRDN (Wells Fargo NA SBPA), 0.08%, 4/01/14 (b)	2,740	2,740,000
Wellesley College, Series G, VRDN, 0.07%, 4/01/14 (b)	1,100	1,100,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (Bank of America NA LOC) (b):
Development, Garlock Printing Corp., 0.44%, 4/07/14	275	275,000
Gem Group, Inc. Issue, 0.44%, 4/07/14	630	630,000
Massachusetts Port Authority, RB, Series A, 4.00%, 7/01/14	400	403,855
Massachusetts School Building Authority, RB, Sales Tax Revenue:
Series A, 4.00%, 5/15/14	150	150,673
Series A (AGM), 5.00%, 8/15/14	130	132,334
VRDN (Citibank NA SBPA), 0.07%, 4/07/14 (b)(d)	2,125	2,125,000
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-528 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 4/07/14 (b)(d)(e)	1,575	1,575,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.05%, 4/07/14 (b)	3,500	3,500,000
Massachusetts Water Pollution Abatement Trust, RB, Series A, 5.25%, 8/01/14 (f)	300	304,966
Massachusetts Water Pollution Abatement Trust, Refunding RB, Series A:
3.00%, 8/01/14	200	201,879
Pool Program, 5.25%, 8/01/14	100	101,656
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.06%, 4/07/14 (b)	3,695	3,695,000
Town of Arlington Massachusetts, GO, Refunding, 3.50%, 8/15/14	170	172,066
Town of Billerica Massachusetts, GO, Refunding, 4.25%, 7/15/14	115	116,342
Town of Boxford Massachusetts, GO, BAN, 1.25%, 10/03/14	1,027	1,031,580
Town of Dedham Massachusetts, GO, Municipal Purpose Loan, 2.00%, 5/15/14	375	375,783

See Notes to Financial Statements.

14	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Town of Greenfield Massachusetts, GO, Refunding, Municipal Purpose Loan, 3.00%, 3/01/15	$567	$581,008
Town of Medfield Massachusetts, GO, Refunding, Municipal Purpose Loan, 2.00%, 9/15/14	120	120,958
Town of North Attleborough Massachusetts, GO, Refunding, Municipal Purpose Loan, 1.00%, 5/15/14	730	730,619

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.15%, 10/27/14 (b)	$2,930	$2,930,000
Total Investments (Cost — $76,664,895*) — 95.0%		76,664,895
Other Assets Less Liabilities — 5.0%		4,029,643
Net Assets — 100.0%		$80,694,538

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)	Security is collateralized by municipal or U.S. Treasury obligations.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$76,664,895	—	$76,664,895
[1]	See above Schedule of Investments for values in the state.
The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of March 31, 2014, cash of $241,489 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	15

Schedule of Investments March 31, 2014	BIF Michigan Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Michigan — 76.4%
Huron Valley School District Michigan, GO, Refunding, 5.00%, 5/01/14	$2,200	$2,208,754
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (JPMorgan Chase Bank NA LOC), 0.07%, 4/07/14 (a)	2,025	2,025,000
Michigan Finance Authority, Refunding RB, VRDN, Unemployment Obligation Assessment, Series C (Citibank NA LOC), 0.07%, 4/07/14 (a)	145	145,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC), 0.06%, 4/07/14 (a)	4,050	4,050,000
Michigan State HDA, Refunding RB, VRDN, AMT (a):
Series A (Barclays Bank PLC SBPA), 0.08%, 4/07/14	1,970	1,970,000
Series A (JPMorgan Chase Bank NA SBPA), 0.10%, 4/01/14	3,965	3,965,000
Series E (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 4/07/14	500	500,000
Michigan State University, Refunding RB, VRDN, General, Series A (The Northern Trust Co. SBPA), 0.05%, 4/07/14 (a)	1,700	1,700,000
Michigan Strategic Fund, RB, VRDN (a):
Air Products & Chemicals, Inc., 0.08%, 4/01/14	3,100	3,100,000
C&M Manufacturing Corp., Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.51%, 4/07/14	440	440,000

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Strategic Fund, RB, VRDN (a) (concluded):
Golden Keys Development LLC Project, AMT (JPMorgan Chase Bank NA LOC), 0.12%, 4/07/14	$900	$900,000
MANS LLC Project, AMT (Comerica Bank LOC), 0.16%, 4/07/14	700	700,000
Waste Management, Inc. Project, P-FLOATS, Series 840, AMT (Bank of America NA Guarantor, Bank of America NA LOC), 0.18%, 4/07/14 (b)(c)	2,000	2,000,000
Riverwalk Properties LLC Project, AMT (Comerica Bank LOC), 0.16%, 4/07/14	1,100	1,100,000
Vector Investments Project, AMT (Bank of America NA LOC), 0.33%, 4/07/14	600	600,000
Oakland County EDC, Refunding RB, VRDN, Cranbrook Education Community Project (JPMorgan Chase Bank NA LOC), 0.07%, 4/07/14 (a)	1,000	1,000,000
Oakland University, Refunding RB, VRDN, General (JPMorgan Chase Bank NA LOC), 0.06%, 4/07/14 (a)	995	995,000
University of Michigan, RB, VRDN, General, Series D-1, 0.04%, 4/01/14 (a)	2,900	2,900,000
University of Michigan, Refunding RB, VRDN, General, Series B (The Northern Trust Co. SBPA), 0.05%, 4/01/14 (a)	2,700	2,700,000
Total Investments (Cost — $32,998,754*) — 76.4%		32,998,754
Other Assets Less Liabilities — 23.6%		10,177,354
Net Assets — 100.0%		$43,176,108

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

16	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Schedule of Investments (concluded)	BIF Michigan Municipal Money Fund
Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$32,998,754	—	$32,998,754
[1]	See above Schedule of Investments for values in the state.
The carrying value for certain of the Fund’s assets approximates fair value for financial statement purposes. As of March 31, 2014, cash of $8,252,346 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	17

Schedule of Investments March 31, 2014	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey — 89.7%
Borough of Dumont New Jersey, GO, Refunding, BAN, 1.00%, 6/25/14	$4,150	$4,154,275
Borough of Fort Lee New Jersey, GO, Refunding, BAN, 1.00%, 11/26/14	600	602,354
Borough of Franklin Lakes New Jersey, GO, Refunding, BAN, 1.00%, 10/24/14	3,839	3,854,266
Borough of Hawthorne New Jersey, GO, BAN, 1.50%, 10/31/14	1,524	1,531,541
Borough of Metuchen New Jersey, GO:
Series A, 1.00%, 12/18/14	5,900	5,929,408
Series B, 1.50%, 12/18/14	453	455,466
Borough of Rumson New Jersey, GO, BAN, Series A, 0.75%, 9/03/14	330	330,002
Borough of Westwood New Jersey, GO, BAN, 1.00%, 5/02/14	5,309	5,311,222
City of Cape May New Jersey, GO, 1.00%, 7/18/14	1,400	1,402,412
City of Ocean City New Jersey, GO, Refunding, 1.00%, 9/10/14	4,500	4,511,510
County of Bergen New Jersey, GO, Series A, 3.25%, 11/01/14	600	610,968
County of Camden New Jersey Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.09%, 4/07/14 (a)	1,580	1,580,000
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.05%, 4/07/14 (a)	2,970	2,970,000
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.05%, 4/07/14	12,500	12,500,000
Morris Museum Project (JPMorgan Chase Bank NA LOC), 0.07%, 4/07/14	5,750	5,750,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.22%, 4/07/14	5,540	5,540,000
PB Tower & Metro Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.22%, 4/07/14	2,840	2,840,000
PB Tower & Metro Project, Series B, AMT (Wells Fargo Bank NA LOC), 0.22%, 4/07/14	1,175	1,175,000
Urban League Project (Wells Fargo Bank NA LOC), 0.12%, 4/07/14	1,650	1,650,000
New Jersey EDA, Refunding RB, VRDN (a):
Blair Academy Project (Wells Fargo Bank NA LOC), 0.05%, 4/07/14	6,720	6,720,000
Exxon Mobil Corp. Project, 0.01%, 4/01/14	6,200	6,200,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.17%, 4/07/14	5,400	5,400,000
New Jersey Educational Facilities Authority, RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.05%, 4/07/14 (a)	6,030	6,030,000
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA SBPA), 0.06%, 4/07/14 (a)(b)(c)	500	500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.05%, 4/07/14	8,865	8,865,000
Series A-4 (TD Bank NA LOC), 0.05%, 4/07/14	10,730	10,730,000
Virtua Health (Wells Fargo Bank NA LOC), 0.05%, 4/07/14	5,485	5,485,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN (a):
Hospital Capital Asset Financing, Series A (JPMorgan Chase Bank NA LOC), 0.07%, 4/07/14	$1,000	$1,000,000
RWJ Health Care Corp. (TD Bank NA LOC), 0.05%, 4/07/14	4,140	4,140,000
New Jersey Housing & Mortgage Finance Agency, RB, VRDN, S/F, AMT (Barclays Bank PLC SBPA) (a):
Series O, 0.08%, 4/07/14	6,100	6,100,000
Series O, 0.08%, 4/07/14	7,025	7,025,000
Series Q, 0.08%, 4/07/14	5,380	5,380,000
New Jersey State Educational Facilities Authority, RB, JPMorgan Chase PUTTERS/DRIVERS Trust, VRDN, Series 3922 (JPMorgan Chase Bank NA SBPA), 0.07%, 4/07/14 (a)(b)(c)	2,165	2,165,000
New Jersey State Educational Facilities Authority, Refunding RB, P-FLOATS, VRDN, Series A (Bank of America NA SBPA), 0.04%, 4/07/14 (a)(b)(c)	2,000	2,000,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA) (a)(b)(c):
Series L-35, 0.09%, 4/07/14	17,090	17,090,000
Series L-36, 0.09%, 4/07/14	19,300	19,300,000
New Jersey State Turnpike Authority, Refunding RB, P-FLOATS, VRDN, Series D (Bank of America NA LOC, Bank of America NA SBPA), 0.11%, 4/07/14 (a)(b)(c)	8,900	8,900,000
New Jersey Transportation Trust Fund Authority, RB, VRDN (a)(b)(c):
Clipper Tax-Exempt Certificate Trust, Series 31 (State Street Bank & Trust Co. SBPA), 0.06%, 4/07/14	27,700	27,700,000
Deutsche Bank SPEARS/LIFERS Trust (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.12%, 4/07/14	4,105	4,105,000
Deutsche Bank SPEARS/LIFERS Trust, Series DB-447 (Deutsche Bank AG SBPA), 0.08%, 4/07/14	31,380	31,380,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, AMT (JPMorgan Chase Bank NA SBPA) (a)(b)(c):
Series 3176, 0.11%, 4/07/14	27,860	27,860,000
Series 3193, 0.11%, 4/07/14	12,995	12,995,000
Ramsey School District, GO, 1.25%, 7/18/14	2,200	2,203,584
Township of Branchburg New Jersey, GO, 1.00%, 10/09/14	3,781	3,792,671
Township of Cranford New Jersey, GO, 1.00%, 1/30/15	7,000	7,033,751
Township of Delran New Jersey, GO, BAN, Series A, 1.00%, 11/07/14	2,000	2,004,323
Township of East Hanover New Jersey, GO, BAN, 1.25%, 11/25/14	2,151	2,160,299
Township of Galloway New Jersey, GO, Refunding, Series A, 1.00%, 12/18/14	3,000	3,012,416
Township of Hillsborough New Jersey, GO, BAN, Series B, 1.00%, 12/12/14	2,211	2,215,482
Township of Lower New Jersey, GO, BAN, Series A, 1.00%, 8/07/14	3,530	3,534,078

See Notes to Financial Statements.

18	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Township of Marlboro New Jersey, GO, BAN, 1.00%, 6/11/14	$1,000	$1,001,059
Township of Mendham New Jersey, GO, BAN, 1.00%, 5/22/14	500	500,397
Township of Montclair New Jersey, GO, Refunding:
1.00%, 11/07/14	1,180	1,182,124
BAN, 1.00%, 11/07/14	1,738	1,743,245
Township of Montville New Jersey, GO, BAN, 1.25%, 10/10/14	1,350	1,355,325
Township of Toms River New Jersey, GO, 1.50%, 6/26/14	3,000	3,008,579
Township of Union County New Jersey, GO, BAN, Series A, 1.00%, 8/08/14	4,150	4,155,869

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Township of Vernon New Jersey, GO, BAN, 1.00%, 3/27/15	$5,596	$5,626,872
Township of Verona New Jersey, GO, Refunding, BAN, 1.00%, 7/25/14	3,355	3,361,579
Township of West Orange New Jersey, GO, BAN:
1.00%, 5/20/14	830	830,690
1.25%, 12/18/14	2,850	2,863,237
Total Investments (Cost — $341,354,004*) — 89.7%		341,354,004
Other Assets Less Liabilities — 10.3%		39,374,751
Net Assets — 100.0%		$380,728,755

Notes to Schedule of Investments

*	Cost for federal tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$341,354,004	—	$341,354,004
[1]	See above Schedule of Investments for values in the state.
The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of March 31, 2014, cash of $39,044,947 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	19

Schedule of Investments March 31, 2014	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York — 99.8%
Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.08%, 4/07/14 (a)	$3,810	$3,810,000
Austin Trust, Refunding RB, VRDN (Bank of America NA SBPA) (a)(b):
New York State Urban Development Corp., Series 2008-3508 (BHAC), 0.11%, 4/07/14	6,450	6,450,000
Triborough Bridge & Tunnel Authority, Series 2008-1184, 0.11%, 4/07/14	4,300	4,300,000
Beekmantown Central School District, GO, Refunding, BAN, 1.00%, 5/01/14	2,145	2,145,651
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.06%, 4/07/14 (a)	4,865	4,865,000
Central Islip Union Free School District, GO, Refunding, BAN, 1.00%, 9/12/14	6,380	6,400,102
Central Islip Union Free School District, GO, TAN, 0.75%, 6/26/14	3,000	3,003,287
City of New Rochelle New York, GO, Refunding:
2.00%, 3/01/15	338	342,720
BAN, Series A, 1.00%, 3/06/15	4,258	4,284,167
City of New York New York, GO, Refunding:
Series A, 3.00%, 8/01/14	350	353,052
Sub-Series C-2, VRDN (Bayerische Landesbank LOC), 0.08%, 4/07/14 (a)	7,615	7,615,000
City of New York New York, GO, Series O, 5.00%, 6/01/14	200	201,645
City of New York New York, GO, VRDN (a):
(Wells Fargo Bank NA SBPA), 0.06%, 4/01/14	4,200	4,200,000
Series F-4 (Landesbank Hessen-Thüringen LOC), 0.12%, 4/07/14	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC), 0.08%, 4/07/14	11,315	11,315,000
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.06%, 4/07/14	14,260	14,260,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.07%, 4/01/14	13,050	13,050,000
Sub-Series I-8 (State Street Bank & Trust Co. LOC), 0.08%, 4/01/14	6,000	6,000,000
City of New York New York Housing Development Corp., RB, VRDN, M/F Mortgage, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.05%, 4/07/14 (a)	11,700	11,700,000
City of New York New York Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN, Future Tax-Exempt Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 4/07/14 (a)	2,600	2,600,000
Cohoes Industrial Development Agency, RB, VRDN, Eddy Village Project (Bank of America NA LOC), 0.05%, 4/07/14 (a)	19,000	19,000,000
Commack Union Free School District New York, GO, Refunding, 1.00%, 9/01/14	410	411,207
County of Erie New York Fiscal Stability Authority, BAN, Series A, 1.00%, 7/31/14	10,100	10,125,277
County of Saratoga New York, RB, VRDN, Hospital Project (HSBC Bank USA NA LOC), 0.07%, 4/07/14 (a)	2,495	2,495,000

Municipal Bonds	Par (000)	Value
New York (continued)
County of Tompkins New York, GO, BAN, 1.00%, 7/15/14	$5,000	$5,009,540
East Williston Union Free School District, GO, TAN, 1.00%, 6/26/14	3,700	3,706,087
Franklin County Civic Development Corp., Refunding RB, VRDN, Alice Hyde Medical Center, Series A (HSBC Bank USA NA LOC), 0.07%, 4/07/14 (a)	3,400	3,400,000
Hyde Park Central School District New York, GO, Refunding, BAN, 0.75%, 6/26/14	7,827	7,835,019
Long Island Power Authority, RB, VRDN, Sub-Series 1B (State Street Bank & Trust Co. LOC), 0.07%, 4/01/14 (a)	13,700	13,700,000
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.08%, 4/07/14 (a)(b)(c)	4,625	4,625,000
Mattituck-Cutchogue Union Free School District, GO, TAN, 1.00%, 6/27/14	1,900	1,903,333
Metropolitan Transportation Authority, RB, Series 2010 A-1, 4.00%, 11/15/14	400	409,449
Metropolitan Transportation Authority, Refunding RB:
Service Contract, Series A, 5.50%, 7/01/14	300	303,916
VRDN, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 4/07/14 (a)	21,765	21,765,000
Middle Country Central School District At Centereach, GO, Refunding, BAN, 1.00%, 8/15/14	1,000	1,002,391
Monroe County Industrial Development Agency, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.16%, 4/07/14 (a)(b)	6,000	6,000,000
Nassau County Industrial Development Agency, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor), 0.06%, 4/07/14 (a)	13,250	13,250,000
New York City Housing Development Corp. New York, MRB, VRDN, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.08%, 4/07/14 (a)	4,255	4,255,000
New York City Housing Development Corp. New York, RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac Guarantor), 0.07%, 4/07/14	10,900	10,900,000
Balton, Series A (Freddie Mac LOC), 0.06%, 4/07/14	800	800,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.07%, 4/07/14	7,765	7,765,000
M/F, Series K-2 (Wells Fargo Bank NA LOC), 0.05%, 4/07/14	11,300	11,300,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor), 0.07%, 4/07/14	14,065	14,065,000
New York City Housing Development Corp. New York, Refunding RB (a):
M/F Housing, Series F, Mandatory Put, 0.20%, 11/01/18	2,165	2,165,000
M/F, VRDN, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.09%, 4/07/14	2,700	2,700,000
ROCS, VRDN, Series II-R-11699, AMT (Citibank NA SBPA), 0.12%, 4/07/14 (b)	6,110	6,110,000

See Notes to Financial Statements.

20	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
New York City Industrial Development Agency, RB, VRDN AMT (a):
Air Express International Corp. Project (Citibank NA LOC), 0.07%, 4/07/14	$8,000	$8,000,000
Korean Air Lines Co. Ltd. Project, Series C (Kookmin Bank LOC), 0.14%, 4/07/14	7,100	7,100,000
New York City Municipal Water & Sewer Finance Authority, Refunding RB, VRDN, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.07%, 4/01/14 (a)	8,000	8,000,000
New York City Municipal Water Finance Authority, RB, VRDN, PUTTERS, Series 2559 (JPMorgan Chase Bank NA SBPA), 0.07%, 4/03/14 (a)(b)(c)	1,775	1,775,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a):
2nd General Resolution, Sub-Series BB-3 (Royal Bank of Canada SBPA), 0.05%, 4/07/14	800	800,000
Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.07%, 4/07/14 (b)	17,375	17,375,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series 2F (Bayerische Landesbank SBPA), 0.09%, 4/01/14	1,655	1,655,000
Sub-Series A-4 (The Northern Trust Co. SBPA), 0.07%, 4/01/14	13,400	13,400,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA), 0.07%, 4/01/14 (a)	2,000	2,000,000
New York City Trust for Cultural Resources, Refunding RB, VRDN, Series A-2 (Bank of New York LOC), 0.07%, 4/01/14 (a)	6,885	6,885,000
New York City Water & Sewer System, RB, Series FF-1, 3.00%, 6/15/14	400	402,343
New York City Water & Sewer System, Refunding RB, VRDN (Bank of Nova Scotia SBPA), 0.08%, 4/01/14 (a)	9,665	9,665,000
New York Local Government Assistance Corp., Refunding RB:
Senior Lien, Series A, 5.00%, 4/01/14	230	230,029
VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.05%, 4/07/14 (a)	12,100	12,100,000
New York State Dormitory Authority, GO, VRDN, JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3282 (JPMorgan Chase Bank NA SBPA), 0.07%, 4/07/14 (a)(b)(c)	3,325	3,325,000
New York State Dormitory Authority, RB:
Personal Income Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.07%, 4/07/14 (a)	5,500	5,500,000
Personal Income Tax Revenue, VRDN, JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3280 (JPMorgan Chase Bank NA SBPA), 0.07%, 4/07/14 (a)(b)(c)	3,325	3,325,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB (concluded):
State University Dorm, VRDN, ROCS, Series RR-II-11843 (BHAC) (Citibank NA SBPA), 0.07%, 4/07/14 (a)(b)(c)	$6,900	$6,900,000
University & College Improvements, Series D, 2.13%, 6/15/14	200	200,774
New York State Dormitory Authority, Refunding RB:
4.00%, 7/01/14	200	201,901
City University, Consolidated 5th Series C, 5.00%, 7/01/14	950	961,221
City University, Consolidated, VRDN, 5th Series C (Bank of America NA LOC), 0.08%, 4/07/14 (a)	3,995	3,995,000
Cornell University, VRDN, Series B (JPMorgan Chase Bank NA SBPA), 0.07%, 4/07/14 (a)	4,400	4,400,000
Court Facility Lease-Westchester, Series A, 5.00%, 8/01/14	115	116,773
FFT Senior Communities, Inc., VRDN (HSBC Bank NA LOC), 0.05%, 4/07/14 (a)	2,700	2,700,000
Long Island University, VRDN, Series A-2 (TD Bank NA LOC), 0.06%, 4/07/14 (a)	3,500	3,500,000
Mem Sloan Kettering, Sub-Series A-2, 5.00%, 7/01/14	1,075	1,087,601
New York University, Series A, 2.50%, 7/01/14	420	422,246
Personal Income Tax Revenue, VRDN, PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.07%, 4/03/14 (a)(b)(c)	5,325	5,325,000
Series B, 5.00%, 7/01/14	150	151,758
New York State Environmental Facilities Corp., RB, Series A, 4.00%, 12/15/14	240	246,238
New York State Environmental Facilities Corp., Refunding RB:
PUTTERS, VRDN, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.07%, 4/07/14 (a)(c)	3,500	3,500,000
State Clean & Drinking Water, Series L, 5.00%, 5/15/14	235	236,383
New York State HFA, HRB, VRDN (a):
160 West 62nd Street, Series A2 (Wells Fargo Bank NA LOC), 0.06%, 4/07/14	8,000	8,000,000
175 West 60th Street Housing, M/F Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.05%, 4/07/14	6,800	6,800,000
363 West 30th Street, Series A, AMT (Freddie Mac Guarantor), 0.07%, 4/07/14	12,150	12,150,000
New York State HFA, Refunding, HRB, VRDN, Series M-2 (Bank of America NA LOC), 0.09%, 4/07/14 (a)	3,495	3,495,000
New York State Thruway Authority, RB, Second General Highway & Bridge Trust:
Series A, 4.00%, 4/01/14	710	710,072
Series B, 5.00%, 4/01/14	190	190,024
Series B, 5.25%, 4/01/14	250	250,033
New York State Thruway Authority, Refunding RB, Local Highway and Bridge Service Contract,:
3.00%, 4/01/14	275	275,020
5.00%, 4/01/14	700	700,091
5.00%, 4/01/14	550	550,070
Series A, 4.00%, 4/01/14	300	300,030
Series A, 5.00%, 4/01/14	210	210,027

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	21

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
New York State Thruway Authority, Refunding RB:
Second General Highway & Bridge Trust, Series B, 5.00%, 4/01/14	$635	$635,081
VRDN, FLOATS (AGM) (Morgan Stanley Bank LOC), 0.40%, 4/07/14 (a)(b)(c)	5,660	5,660,000
New York State Urban Development Corp., RB, 5.00%, 12/15/14	325	335,952
Onondaga County Industrial Development Agency, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.16%, 4/07/14 (a)	8,085	8,085,000
Oswego County Industrial Development Agency, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.16%, 4/07/14 (a)	1,150	1,150,000
Patchogue-Medford Union Free School District, GO, TAN, State Aid Withholding, 1.00%, 6/20/14	6,300	6,309,505
Port Authority of New York & New Jersey, Refunding RB, VRDN:
5.00%, 9/01/14	160	163,123
FLOATS, Series 2977, AMT (Morgan Stanley Bank SBPA), 0.08%, 4/07/14 (a)(b)(c)	14,000	14,000,000
FLOATS, Series 3321 (Credit Suisse AG SBPA), 0.06%, 4/07/14 (a)(b)(c)	835	835,000
PUTTERS, Series 2945, AMT (JPMorgan Chase Bank NA SBPA), 0.11%, 4/07/14 (a)(b)(c)	1,665	1,665,000
Rensselaer County Industrial Development Agency, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.11%, 4/07/14 (a)	4,610	4,610,000
Rockland County Industrial Development Agency, Refunding RB, VRDN, Dominican College Project, Series A (TD Bank NA LOC), 0.11%, 4/07/14 (a)	8,335	8,335,000
Rocky Point Union Free School District, GO, TAN, 0.75%, 6/26/14	3,200	3,203,426
Rye Neck Union Free School District, GO, BAN, 1.00%, 5/15/14	3,390	3,392,621

Municipal Bonds	Par (000)	Value
New York (concluded)
Sales Tax Asset Receivable Corp., RB, VRDN, FLOATS, Series 2901 (Credit Suisse NY SBPA), 0.06%, 4/07/14 (a)(c)	$10,800	$10,800,000
South Colonie Central School District, GO, BAN, Albany and Schenectady Counties, 1.00%, 7/18/14	3,620	3,626,454
South Country Central School District at Brookhaven, GO, TAN, 0.75%, 6/26/14	5,800	5,805,933
State of New York, GO, Refunding, Series C, 5.00%, 4/15/14	300	300,574
Taconic Hills Central School District at Craryville, GO, Refunding, 4.00%, 6/15/14	100	100,742
Town of Lagrange New York, GO, Refunding, BAN, Series B, 1.00%, 3/27/15	4,939	4,972,736
Triborough Bridge & Tunnel Authority, RB:
Series D, 5.00%, 11/15/14	455	468,742
VRDN, General, Series B-2 (California State Teachers’ Retirement System LOC), 0.06%, 4/07/14 (a)	6,920	6,920,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General (California State Teachers’ Retirement System LOC) (a):
Series B-2A, 0.07%, 4/01/14	11,310	11,310,000
Series B-2BB, 0.07%, 4/01/14	9,355	9,355,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders Trust Co. LOC), 0.11%, 4/07/14 (a)	6,030	6,030,000
Utility Debt Securitization Authority, Refunding RB, VRDN, FLOATS, Series 3369 (Morgan Stanley Bank SBPA), 0.08%, 4/07/14 (a)(b)(c)	2,000	2,000,000
Yonkers Industrial Development Agency, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.10%, 4/07/14 (a)	15,475	15,475,000
Total Investments (Cost — $595,254,366*) — 99.8%		595,254,366
Other Assets Less Liabilities — 0.2%		1,256,001
Net Assets — 100.0%		$596,510,367

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

22	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Schedule of Investments (concluded)	BIF New York Municipal Money Fund
Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$595,254,366	—	$595,254,366
[1]	See above Schedule of Investments for values in the state.
The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of March 31, 2014, cash of $880,725 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	23

Schedule of Investments March 31, 2014	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Ohio — 98.5%
City of Beachwood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 8/06/14	$1,340	$1,343,369
City of Cincinnati Ohio School District, GO, Refunding, 5.00%, 12/01/14	115	118,639
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Series D (Bank of America NA LOC), 0.08%, 4/07/14 (a)	7,165	7,165,000
City of Cleveland Ohio Department of Public Utilities Division of Water, Refunding RB, Series W, 5.00%, 1/01/15	700	725,338
City of Cleveland Ohio, Department of Public Utilities Division of Waterworks, Refunding RB, VRDN, Series Q (Bank of New York Mellon LOC), 0.05%, 4/07/14 (a)	4,000	4,000,000
City of Columbus Ohio, Refunding RB, VRDN, FLOATS, Series 13 (Branch Banking & Trust SBPA), 0.06%, 4/07/14 (a)(b)(c)	3,015	3,015,000
City of Columbus Ohio Regional Airport Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-488 (Deutsche Bank AG SBPA), 0.08%, 4/07/14 (a)(b)(c)	3,120	3,120,000
City of Independence Ohio, GO, BAN, Various Purpose, 1.13%, 4/16/14	1,555	1,555,525
City of Lakewood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 4/15/14	1,400	1,400,372
City of Lebanon Ohio, GO, BAN, Various Purpose:
1.00%, 4/24/14	300	300,137
1.00%, 4/21/15 (d)	1,735	1,748,464
City of Mason Ohio, GO, 1.25%, 12/16/14	810	815,693
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/10/15	2,300	2,314,020
City of North Ridgeville Ohio, GO, BAN, 0.65%, 4/03/14	905	905,015
City of Strongsville Ohio, GO, BAN, Various Purpose, 1.00%, 10/21/14	2,015	2,022,849
City of Strongsville Ohio, GO, Refunding, 2.00%, 12/01/14	100	101,197
County of Allen Ohio Hospital Facility, Refunding RB, VRDN (Union Bank NA LOC), 0.07%, 4/01/14 (a)	4,000	4,000,000
County of Athens Ohio Port Authority, RB, VRDN (Barclays Bank PLC LOC), 0.06%, 4/07/14 (a)	7,000	7,000,000
County of Butler Ohio, GO, BAN, Various Purpose, 0.40%, 7/31/14	2,350	2,350,000
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage and Service Center LLC Project (JPMorgan Chase Bank NA LOC), 0.06%, 4/07/14 (a)	4,200	4,200,000
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, AMT (Fannie Mae Guarantor), 0.10%, 4/07/14 (a)	3,100	3,100,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
County of Franklin Ohio Hospital Facilities, Refunding RB, VRDN (Barclays Bank PLC SBPA), 0.08%, 4/07/14 (a)(b)(c)	$1,500	$1,500,000
County of Hamilton Ohio, RB, 5.00%, 5/15/14 (e)	500	503,106
County of Lake Ohio, GO, BAN, 1.00%, 4/01/15 (d)	1,500	1,511,520
County of Lorain Ohio Port Authority, RB, VRDN, St. Ignatius High School Project (U.S. Bank NA LOC), 0.08%, 4/07/14 (a)	1,745	1,745,000
County of Montgomery Ohio, RB, Series C, VRDN (Barclays Bank PLC SBPA), 0.06%, 4/01/14 (a)	385	385,000
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.06%, 4/07/14 (a)	4,000	4,000,000
Ohio HFA, RB, VRDN, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.08%, 4/07/14 (a)	5,900	5,900,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, Series A02, AMT (Ginnie Mae Guarantor) (Wells Fargo Bank NA SBPA), 0.13%, 4/07/14 (a)(b)(c)	270	270,000
State of Ohio, GO, VRDN (a):
0.05%, 4/07/14	1,500	1,500,000
Common Schools, Series B, 0.05%, 4/07/14	1,455	1,455,000
Common Schools, Series C, 0.05%, 4/07/14	900	900,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.27%, 4/07/14 (a)	2,700	2,700,000
State of Ohio Higher Educational Facilities Commission, Case Western Reserve University (The Northern Trust Co. LOC), 0.11%, 5/07/14	5,000	5,000,000
State of Ohio Higher Educational Facilities Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA) (a):
0.08%, 4/01/14	2,100	2,100,000
0.08%, 4/01/14	1,000	1,000,000
State of Ohio Higher Educational Facilities Commission, Refunding RB, VRDN (Wells Fargo Bank NA SBPA) (a):
Case Western Reserve University 2001 Project, Series A, 0.08%, 4/01/14	1,800	1,800,000
Cleveland Clinic Health System Obligated Group, Series B, 0.05%, 4/01/14	4,800	4,800,000
Total Investments (Cost — $88,370,244*) — 98.5%		88,370,244
Other Assets Less Liabilities — 1.5%		1,323,987
Net Assets — 100.0%		$89,694,231

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

24	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Stifel, Nicolaus & Co., Inc.	$3,259,984	—
(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$88,370,244	—	$88,370,244
[1]	See above Schedule of Investments for values in the state.
The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of March 31, 2014, cash of $3,092,869 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	25

Schedule of Investments March 31, 2014	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Pennsylvania — 98.6%
Abington School District, GO, Refunding, 5.50%, 10/01/14	$100	$102,666
Catasauqua Area School District, GO, 4.60%, 5/15/14 (a)	100	100,491
Center City District, Refunding RB (AMBAC), 4.00%, 12/01/14	50	51,258
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 4/07/14 (b)(c)(d)	2,280	2,280,000
City of Philadelphia Pennsylvania, ARB, Series A, AMT, 5.00%, 6/15/14	100	100,913
City of Philadelphia Pennsylvania, Refunding ARB, AMT:
Series B, 4.00%, 6/15/14	150	151,083
Series D, 4.00%, 6/15/14	1,000	1,007,990
City of Philadelphia Pennsylvania Gas Works, RB, VRDN, Series A-2 (JPMorgan Chase Bank NA LOC), 0.05%, 4/07/14 (b)	1,000	1,000,000
City of Philadelphia Pennsylvania Gas Works, Refunding RB, VRDN (b):
Series C (Barclays Bank PLC LOC), 0.06%, 4/07/14	290	290,000
Series D (Royal Bank of Canada LOC), 0.05%, 4/07/14	1,100	1,100,000
City of Philadelphia Pennsylvania IDA, RB, VRDN, Girard Estate Facilities Leasing (JPMorgan Chase Bank NA LOC), 0.10%, 4/07/14 (b)	500	500,000
City of Philadelphia Pennsylvania IDA, Refunding RB, VRDN, Liberty Lutheran Services Project (Bank of America NA LOC), 0.07%, 4/07/14 (b)	2,500	2,500,000
City of Philadelphia Pennsylvania, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series D-495, AMT (AGM) (Deutsche Bank AG SBPA), 0.13%, 4/07/14 (b)(c)(d)	4,000	4,000,000
Coatesville School District, GO, Refunding, 5.25%, 8/15/14 (a)	800	815,078
Commonwealth of Pennsylvania, GO:
1st Series A, 5.00%, 11/01/14	100	102,809
2nd Series A, 5.00%, 5/01/14	600	602,484
2nd Series A, 3.45%, 8/01/14	50	50,551
Commonwealth of Pennsylvania, GO, Refunding, 3rd Series (AGM), 5.00%, 9/01/14	50	50,991
Council Rock School District, GO, Refunding, 0.20%, 5/15/14 (e)	50	50,000
County of Allegheny Pennsylvania Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 4/07/14 (b)(c)(d)	2,360	2,360,000
County of Bucks Pennsylvania IDA, RB, VRDN, Series A (TD Bank NA LOC), 0.05%, 4/07/14 (b)	600	600,000
County of Chester Pennsylvania, GO, Refunding, Series C, 2.50%, 7/15/14	150	150,931
County of Chester Pennsylvania Health & Education Facilities Authority, Refunding RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.08%, 4/07/14 (b)	900	900,000
County of Chester Pennsylvania IDA, RB, VRDN (b):
(TD Bank NA LOC), 0.06%, 4/07/14	1,500	1,500,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Chester Pennsylvania IDA, RB, VRDN (b) (concluded):
Hankin Group, Series A, AMT (Wells Fargo Bank NA LOC), 0.27%, 4/07/14	$1,355	$1,355,000
West Vincent Association, Series B, AMT (Wells Fargo Bank NA LOC), 0.27%, 4/07/14	1,475	1,475,000
County of Cumberland Pennsylvania, GO, 4.00%, 5/01/14	50	50,155
County of Delaware Pennsylvania IDA, RB, VRDN, Scott Paper Co., Series A, Kimberly-Clark Corp., (Kimberly-Clark Corp. Guaranty Agreement), 0.10%, 4/07/14 (b)	700	700,000
County of Delaware Pennsylvania IDA, Refunding RB, VRDN, Covanta Energy, Series A (Bank of America NA LOC), 0.10%, 4/07/14 (b)	800	800,000
County of Lehigh Pennsylvania, GO, Refunding, 4.00%, 11/15/14	600	614,456
County of Montgomery Pennsylvania, GO, Refunding:
4.00%, 10/15/14 (f)	5	5,102
Series A, 4.00%, 10/15/14 (f)	5	5,103
Series A, 4.00%, 10/15/14	40	40,823
Series A, 4.00%, 12/01/14 (f)	10	10,254
Series A, 4.00%, 12/01/14	70	71,780
County of Montgomery Pennsylvania IDA, RB, VRDN, Big Little Association Project, Series A (Wells Fargo Bank NA LOC), 0.27%, 4/07/14 (b)	570	570,000
County of York Pennsylvania IDA, RB, VRDN, 495 Leasing Project, AMT (Wells Fargo Bank NA LOC), 0.27%, 4/07/14 (b)	1,075	1,075,000
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN (b):
Series B (Barclays Bank PLC LOC), 0.05%, 4/07/14	1,155	1,155,000
Series B (TD Bank NA LOC), 0.05%, 4/07/14	1,445	1,445,000
Hempfield School District, GO, Refunding, 1.00%, 10/15/14	50	50,226
Lancaster IDA, RB, VRDN, AMT, Purple Partners LLC Project (U.S. Bank NA LOC), 0.08%, 4/07/14 (b)	2,600	2,600,000
Methacton School District, GO, Refunding, Series A, 0.45%, 9/15/14	100	100,032
Neshaminy School District, GO (NPFGC), 4.25%, 4/15/14 (a)	100	100,160
Owen J. Roberts School District, GO, Refunding, 1.00%, 5/15/14	100	100,089
Palmyra Area School District, GO, Refunding, 2.00%, 5/01/14	100	100,147
Penn Trafford School District, GO, Refunding (AGM), 3.25%, 5/01/14	75	75,178
Pennsbury School District, GO, Refunding, Series A, 1.00%, 8/01/14	100	100,243
Pennsylvania Economic Development Financing Authority, RB:
Convention Center Project, Series A, 5.00%, 6/15/14	800	807,829
VRDN, Evergreen Community Power Facility, AMT (Manufacturers & Traders Trust Co. LOC), 0.21%, 4/07/14 (b)	5,755	5,755,000

See Notes to Financial Statements.

26	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (concluded):
VRDN, Homewood Retirement, Series E (Manufacturers & Traders Trust Co. LOC), 0.11%, 4/07/14 (b)	$730	$730,000
VRDN, Merck & Co., Inc., West Point Project, AMT, 0.12%, 4/07/14 (b)	8,500	8,500,000
VRDN, Penn Waste, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.16%, 4/07/14 (b)	1,735	1,735,000
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A:
4.00%, 7/01/14	250	252,447
3.00%, 1/01/15	100	102,128
Pennsylvania HFA, MRB, S/F Housing, Series 82-B, AMT (Royal Bank of Canada SBPA), 0.07%, 4/07/14 (b)	935	935,000
Pennsylvania HFA, RB, VRDN (b):
Series 100-C, AMT (JPMorgan Chase Bank NA SBPA), 0.09%, 4/01/14	835	835,000
Series 81C (Royal Bank of Canada SBPA), 0.07%, 4/07/14	385	385,000
Pennsylvania Higher Education Assistance Agency, Refunding RB, 0.60%, 12/15/14	25	25,037
Pennsylvania Higher Educational Facilities Authority, RB:
Series AO-1, 5.00%, 6/15/14	100	100,936
State System Higher Education, Series AJ, 5.00%, 6/15/14	300	303,010
VRDN, Drexel University (JPMorgan Chase Bank NA LOC), 0.05%, 4/07/14 (b)	2,330	2,330,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
3.50%, 6/15/14	100	100,702
3.00%, 12/01/14	100	101,864
Temple University, 5.00%, 4/01/14	100	100,013
VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), 0.05%, 4/07/14 (b)	1,350	1,350,000
Pennsylvania Intergovernmental Cooperation Authority, Refunding, Special Tax Bonds, City of Philadelphia Program, 5.00%, 6/15/14	100	100,971
Pennsylvania State Turnpike Commission, RB, VRDN (b)(c)(d):
Deutsche Bank SPEARS/LIFERS Trust, Series D-1179 (Deutsche Bank AG SBPA), 0.11%, 4/07/14	600	600,000
FLOATS, Series 3225 (Morgan Stanley Bank SBPA), 0.40%, 4/07/14	400	400,000
RBC Municipal Products, Inc. Trust, FLOATS, Series E-22 (Royal Bank of Canada LOC; Royal Bank of Canada SBPA), 0.06%, 4/07/14	500	500,000
Pennsylvania State Turnpike Commission, Refunding RB, Series B, 5.00%, 12/01/14	50	51,597

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania State University, RB, VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA SBPA), 0.07%, 4/07/14 (b)(c)(d)	$800	$800,000
Pennsylvania State University, Refunding RB, 5.25%, 8/15/14	100	101,900
Perkiomen Valley School District, GO, Refunding, 2.00%, 11/15/14	100	101,077
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, VRDN, Children’s Hospital of Philadelphia, Series A (Wells Fargo Bank NA SBPA), 0.08%, 4/01/14 (b)	1,400	1,400,000
Red Lion Area School District, GO, Refunding, 1.00%, 2/01/15	200	201,224
School District of Philadelphia Pennsylvania, GO, Refunding, VRDN, Series F (Barclays Bank PLC LOC), 0.06%, 4/07/14 (b)	2,500	2,500,000
Souderton Area School District, GO, Refunding, Series AA, 5.00%, 9/01/14	50	50,994
South Western School District, GO, 1.00%, 5/15/14	100	100,089
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 6/01/14	200	201,502
Southmoreland School District, GO, Series A, 1.00%, 10/01/14 (e)	265	265,938
Township of Abington Pennsylvania, GO, Refunding, 2.00%, 5/15/14	100	100,211
Township of Lower Allen Pennsylvania, GO, Refunding, 1.00%, 11/15/14 (e)	105	105,395
Township of Lower Merion Pennsylvania, GO, Refunding, Series A, 2.00%, 1/01/15	100	101,249
Township of West Pikeland Pennsylvania, GO, Refunding, 2.00%, 12/15/14	100	101,203
Unionville-Chadds Ford School District, GO, Refunding, Series A, 4.00%, 6/01/14	50	50,325
University of Pittsburgh, RB, Capital Projects, Series B, 5.00%, 9/15/14	120	122,646
Warwick School District, GO, Refunding, Series A, 1.00%, 3/01/15	210	211,442
West Perry School District, GO, Refunding:
2.00%, 5/15/14	20	20,042
Series A, 2.00%, 5/15/14	80	80,168
Wilkes-Barre Area School District of Pennsylvania, GO, Refunding, 5.00%, 4/01/14	100	100,012
Wilson School District, GO, Refunding, 0.80%, 5/15/14	100	100,062
York General Authority Pennsylvania, RB, VRDN, Strand Capitol Arts Center Project (Manufacturers & Traders Trust Co. LOC), 0.11%, 4/07/14 (b)	405	405,000
Total Investments (Cost — $66,288,006*) — 98.6%		66,288,006
Other Assets Less Liabilities — 1.4%		972,835
Net Assets — 100.0%		$67,260,841

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	27

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Janney Montgomery Scott LLC	$50,000	—
Pershing LLC	$105,395	—
Piper Jaffray	$265,938	—
(f)	Security is collateralized by municipal or U.S. Treasury obligations.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$66,288,006	—	$66,288,006
[1]	See above Schedule of Investments for values in the state.
The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of March 31, 2014, cash of $716,349 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

28	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Statements of Assets and Liabilities

March 31, 2014	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$665,612,479	$134,525,331	$76,664,895	$32,998,754
Cash	2,530,200	50,157	241,489	8,252,346
Investments sold receivable	3,200,000	—	3,170,153	1,900,004
Interest receivable	1,265,618	169,618	87,894	48,267
Capital shares sold receivable	—	589,365	562,681	—
Receivable from Manager	—	4,034	5,968	7,928
Prepaid expenses	28,411	12,798	10,820	12,622
Total assets	672,636,708	135,351,303	80,743,900	43,219,921

Liabilities
Investments purchased payable	407,847	—	—	—
Investment advisory fees payable	29,180	—	—	—
Officer’s and Trustees’ fees payable	7,204	2,217	2,024	1,493
Other affiliates payable	2,210	374	337	100
Other accrued expenses payable	82,978	49,565	47,001	42,220
Total liabilities	529,419	52,156	49,362	43,813
Net Assets	$672,107,289	$135,299,147	$80,694,538	$43,176,108

Net Assets Consist of
Paid-in capital[2]	$672,098,566	$135,298,913	$80,694,366	$43,199,573
Undistributed net investment income	1,305	234	172	112
Accumulated net realized gain (loss)	7,418	—	—	(23,577)
Net Assets, $1.00 net asset value per share	$672,107,289	$135,299,147	$80,694,538	$43,176,108
[1] Investments at cost — unaffiliated	$665,612,479	$134,525,331	$76,664,895	$32,998,754
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	671,500,876	135,179,083	80,626,605	43,266,565

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	29

Statements of Assets and Liabilities (concluded)

March 31, 2014	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$341,354,004	$595,254,366	$88,370,244	$66,288,006
Cash	39,044,947	880,725	3,092,869	716,349
Investments sold receivable	—	—	1,060,002	—
Interest receivable	411,287	583,336	91,503	103,314
Capital shares sold receivable	—	336,313	369,912	602,810
Receivable from Manager	—	—	5,623	9,018
Prepaid expenses	14,157	23,762	12,784	10,331
Total assets	380,824,395	597,078,502	93,002,937	67,729,828

Liabilities
Investments purchased payable	—	455,213	3,259,984	421,333
Investment advisory fees payable	32,757	25,676	—	—
Officer’s and Trustees’ fees payable	4,116	6,280	1,849	1,712
Other affiliates payable	1,007	1,945	189	240
Other accrued expenses payable	57,760	79,021	46,684	45,702
Total liabilities	95,640	568,135	3,308,706	468,987
Net Assets	$380,728,755	$596,510,367	$89,694,231	$67,260,841

Net Assets Consist of
Paid-in capital[2]	$380,728,210	$596,491,972	$89,694,149	$67,300,033
Undistributed net investment income	545	1,184	150	240
Accumulated net realized gain (loss)	—	17,211	(68)	(39,432)
Net Assets, $1.00 net asset value per share	$380,728,755	$596,510,367	$89,694,231	$67,260,841
[1] Investments at cost — unaffiliated	$341,354,004	$595,254,366	$88,370,244	$66,288,006
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	380,570,532	596,462,510	89,591,282	67,362,831

See Notes to Financial Statements.

30	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Statements of Operations

Year Ended March 31, 2014	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund

Investment Income
Income	$934,938	$135,498	$178,424	$55,347

Expenses
Investment advisory	3,635,027	690,727	583,429	238,927
Service and distribution	910,465	172,465	145,630	49,358
Transfer agent	131,783	14,314	17,574	8,814
Professional	59,147	70,826	97,067	69,392
Accounting services	57,560	12,301	11,362	7,478
Registration	48,016	19,964	21,497	19,859
Officer and Trustees	33,919	9,635	8,677	5,984
Custodian	27,638	6,899	6,537	5,606
Printing	5,355	1,648	4,007	2,212
Miscellaneous	48,071	17,711	21,003	14,243
Total expenses	4,956,981	1,016,490	916,783	421,873
Less fees waived by Manager	(3,111,513)	(675,498)	(564,803)	(238,891)
Less service and distribution fees waived	(910,465)	(172,465)	(145,630)	(49,358)
Less other expenses waived and/or reimbursed by Manager	(344)	(28,557)	(27,969)	(75,065)
Less fees paid indirectly	—	(4,522)	—	(3,229)
Total expenses after fees waived and/or reimbursed and paid indirectly	934,659	135,448	178,381	55,330
Net investment income	279	50	43	17

Realized Gain
Net realized gain from investments	9,026	19,384	172	112
Net Increase in Net Assets Resulting from Operations	$9,305	$19,434	$215	$129

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	31

Statements of Operations (concluded)

Year Ended March 31, 2014	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund

Investment Income
Income	$715,343	$884,232	$109,737	$115,845

Expenses
Investment advisory	1,837,025	3,202,251	415,663	387,589
Service and distribution	436,293	782,925	103,849	86,548
Transfer agent	40,629	105,593	13,852	17,269
Professional	73,386	73,814	66,900	69,045
Accounting services	25,217	50,747	9,133	9,348
Registration	22,892	36,799	18,810	19,959
Officer and Trustees	18,129	29,282	7,521	7,290
Custodian	15,762	23,181	5,311	6,455
Printing	3,665	7,086	3,768	2,730
Miscellaneous	28,009	58,068	16,844	30,394
Total expenses	2,501,007	4,369,746	661,651	636,627
Less fees waived by Manager	(1,336,307)	(2,702,831)	(407,974)	(381,266)
Less service and distribution fees waived	(436,293)	(782,925)	(103,849)	(86,548)
Less other expenses waived and/or reimbursed by Manager	—	—	(40,121)	(52,996)
Less fees paid indirectly	(13,198)	—	—	—
Total expenses after fees waived and/or reimbursed and paid indirectly	715,209	883,990	109,707	115,817
Net investment income	134	242	30	28

Realized Gain
Net realized gain from investments	545	40,101	82	145
Net Increase in Net Assets Resulting from Operations	$679	$40,343	$112	$173

See Notes to Financial Statements.

32	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Statements of Changes in Net Assets

	BIF California Municipal Money Fund		BIF Connecticut Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$279	$349	$50	$62
Net realized gain	9,026	48,568	19,384	—
Net increase in net assets resulting from operations	9,305	48,917	19,434	62

Dividends and Distributions to Shareholders From[1]
Net investment income	(279)	(349)	(50)	(62)
Net realized gain	(48,871)	(9,743)	(19,150)	(110)
Decrease in net assets resulting from dividends and distributions to shareholders	(49,150)	(10,092)	(19,200)	(172)

Capital Share Transactions
Net proceeds from sale of shares	3,498,792,164	4,538,313,171	369,505,595	587,782,876
Reinvestment of dividends and distributions	48,965	9,860	19,166	129
Cost of shares redeemed	(3,727,749,780)	(4,692,664,667)	(392,665,922)	(610,652,771)
Net decrease in net assets derived from capital share transactions	(228,908,651)	(154,341,636)	(23,141,161)	(22,869,766)

Net Assets
Total decrease in net assets	(228,948,496)	(154,302,811)	(23,140,927)	(22,869,876)
Beginning of year	901,055,785	1,055,358,596	158,440,074	181,309,950
End of year	$672,107,289	$901,055,785	$135,299,147	$158,440,074
Undistributed net investment income, end of year	$1,305	—	$234	—
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	33

Statements of Changes in Net Assets (continued)

	BIF Massachusetts Municipal Money Fund		BIF Michigan Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$43	$50	$17	$22
Net realized gain	172	73,574	112	—
Net increase in net assets resulting from operations	215	73,624	129	22

Dividends and Distributions to Shareholders From[1]
Net investment income	(43)	(50)	(17)	(22)
Net realized gain	—	(73,654)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(43)	(73,704)	(17)	(22)

Capital Share Transactions
Net proceeds from sale of shares	290,135,807	495,871,354	257,908,500	291,565,622
Reinvestment of dividends and distributions	18	73,671	4	5
Cost of shares redeemed	(341,158,966)	(515,114,963)	(259,265,513)	(303,051,842)
Net decrease in net assets derived from capital share transactions	(51,023,141)	(19,169,938)	(1,357,009)	(11,486,215)

Net Assets
Total decrease in net assets	(51,022,969)	(19,170,018)	(1,356,897)	(11,486,215)
Beginning of year	131,717,507	150,887,525	44,533,005	56,019,220
End of year	$80,694,538	$131,717,507	$43,176,108	$44,533,005
Undistributed net investment income, end of year	$172	—	$112	—
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

34	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Statements of Changes in Net Assets (continued)

	BIF New Jersey Municipal Money Fund		BIF New York Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$134	$146	$242	$300
Net realized gain	545	1,201	40,101	87,264
Net increase in net assets resulting from operations	679	1,347	40,343	87,564

Dividends and Distributions to Shareholders From[1]
Net investment income	(134)	(146)	(242)	(300)
Net realized gain	(1,199)	(255)	(106,853)	(11,203)
Decrease in net assets resulting from dividends and distributions to shareholders	(1,333)	(401)	(107,095)	(11,503)

Capital Share Transactions
Net proceeds from sale of shares	997,925,190	1,216,201,082	2,401,149,040	2,713,831,847
Reinvestment of dividends and distributions	1,263	317	106,904	11,277
Cost of shares redeemed	(994,722,186)	(1,261,332,618)	(2,512,034,269)	(2,913,416,016)
Net increase (decrease) in net assets derived from capital share transactions	3,204,267	(45,131,219)	(110,778,325)	(199,572,892)

Net Assets
Total increase (decrease) in net assets	3,203,613	(45,130,273)	(110,845,077)	(199,496,831)
Beginning of year	377,525,142	422,655,415	707,355,444	906,852,275
End of year	$380,728,755	$377,525,142	$596,510,367	$707,355,444
Undistributed net investment income, end of year	$545	—	$1,184	—
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	35

Statements of Changes in Net Assets (concluded)

	BIF Ohio Municipal Money Fund		BIF Pennsylvania Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$30	$31	$28	$38
Net realized gain	82	—	145	—
Net increase in net assets resulting from operations	112	31	173	38

Dividends and Distributions to Shareholders From[1]
Net investment income	(30)	(31)	(28)	(38)
Net realized gain	—	(70)	—	—
Return of capital	—	(150,000)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(30)	(150,101)	(28)	(38)

Capital Share Transactions
Net proceeds from sale of shares	274,667,084	295,556,408	453,344,181	574,932,388
Reinvestment of dividends and distributions	7	150,075	4	8
Cost of shares redeemed	(267,514,480)	(313,606,669)	(474,297,479)	(619,273,347)
Net increase (decrease) in net assets derived from capital share transactions	7,152,611	(17,900,186)	(20,953,294)	(44,340,951)

Net Assets
Total increase (decrease) in net assets	7,152,693	(18,050,256)	(20,953,149)	(44,340,951)
Beginning of year	82,541,538	100,591,794	88,213,990	132,554,941
End of year	$89,694,231	$82,541,538	$67,260,841	$88,213,990
Undistributed net investment income, end of year	$150	—	$240	—
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

36	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Financial Highlights	BIF California Municipal Money Fund

	Year Ended March 31,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0001	0.0004	0.0005
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0001	0.0000	0.0001	0.0004	0.0005
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0004)	(0.0005)
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]
Total dividends and distributions	(0.0001)	(0.0000)	(0.0001)	(0.0004)	(0.0005)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.00%	0.01%	0.04%	0.05%

Ratios to Average Net Assets
Total expenses	0.65%	0.64%	0.62%	0.61%	0.61%
Total expenses after fees waived, reimbursed and paid indirectly	0.12%	0.21%	0.21%	0.33%	0.46%
Net investment income	0.00%	0.00%	0.01%	0.04%	0.06%

Supplemental Data
Net assets, end of year (000)	$672,107	$901,056	$1,055,359	$1,229,341	$1,485,537
BIF Connecticut Municipal Money Fund

	Year Ended March 31,
	2014	2013	2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000	[1]	—	0.0003
Net realized gain	0.0001	—	0.0000	[1]	0.0000 [1]	—
Net increase from investment operations	0.0001	0.0000	0.0000		0.0000	0.0003
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]		—	(0.0003)
Net realized gain	(0.0001)	(0.0000)[3]	—		(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)		(0.0000)	(0.0003)
Net asset value, end of year	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.00%	0.00%		0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.74%	0.72%	0.71%		0.69%	0.71%
Total expenses after fees waived, reimbursed and paid indirectly	0.10%	0.18%	0.19%		0.32%	0.44%
Net investment income	0.00%	0.00%	0.00%		0.00%	0.03%

Supplemental Data
Net assets, end of year (000)	$135,299	$158,440	$181,310		$232,421	$368,830
[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	37

Financial Highlights (continued)	BIF Massachusetts Municipal Money Fund

	Year Ended March 31,
	2014		2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	—	0.0004
Net realized gain	0.0000	[1]	0.0006	0.0000 [1]	—	0.0002
Net increase from investment operations	0.0000		0.0006	0.0000	—	0.0006
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	—	(0.0004)
Net realized gain	—		(0.0006)	(0.0000)[3]	—	(0.0000)[3]
Total dividends and distributions	(0.0000)		(0.0006)	(0.0000)	—	(0.0004)
Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%		0.06%	0.00%	0.00%	0.05%

Ratios to Average Net Assets
Total expenses	0.79%		0.76%	0.73%	0.72%	0.74%
Total expenses after fees waived, reimbursed and paid indirectly	0.15%		0.24%	0.23%	0.35%	0.50%
Net investment income	0.00%		0.00%	0.00%	0.00%	0.05%

Supplemental Data
Net assets, end of year (000)	$80,695		$131,718	$150,888	$162,853	$224,140
BIF Michigan Municipal Money Fund

	Year Ended March 31,
	2014		2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	—	0.0003
Net realized gain	0.0000	[1]	—		0.0001		—	0.0000	[1]
Net increase from investment operations	0.0000		0.0000		0.0001		—	0.0003
Dividends from net investment income[2]	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		—	(0.0003)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%		0.00%		0.00%		0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.88%		0.80%		0.79%		0.73%	0.73%
Total expenses after fees waived, reimbursed and paid indirectly	0.12%		0.24%		0.23%		0.41%	0.47%
Net investment income	0.00%		0.00%		0.00%		0.00%	0.03%

Supplemental Data
Net assets, end of year (000)	$43,176		$44,533		$56,019		$85,871	$175,022
[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

38	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Financial Highlights (continued)	BIF New Jersey Municipal Money Fund

	Year Ended March 31,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0001	0.0004	0.0008
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operation	0.0000	0.0000	0.0001	0.0004	0.0008
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0004)	(0.0008)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0001)	(0.0004)	(0.0008)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.01%	0.04%	0.08%

Ratios to Average Net Assets
Total expenses	0.68%	0.68%	0.67%	0.65%	0.64%
Total expenses after fees waived, reimbursed and paid indirectly	0.19%	0.26%	0.30%	0.37%	0.52%
Net investment income	0.00%	0.00%	0.01%	0.04%	0.08%

Supplemental Data
Net assets, end of year (000)	$380,729	$377,525	$422,655	$607,969	$988,738
BIF New York Municipal Money Fund

	Year Ended March 31,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	0.0004
Net realized gain	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0002	0.0000	0.0000	0.0000	0.0004
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—	(0.0004)
Net realized gain	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0004)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%	0.00%	0.00%	0.00%	0.04%

Ratios to Average Net Assets
Total expenses	0.66%	0.65%	0.64%	0.62%	0.60%
Total expenses after fees waived, reimbursed and paid indirectly	0.13%	0.21%	0.21%	0.34%	0.41%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.05%

Supplemental Data
Net assets, end of year (000)	$596,510	$707,355	$906,852	$996.972	$1.637.162
[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	39

Financial Highlights (concluded)	BIF Ohio Municipal Money Fund

	Year Ended March 31,
	2014		2013	2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0004	0.0010
Net realized gain	0.0000	[1]	—	0.0000	[1]	—	0.0001
Net increase from investment operations	0.0000		0.0000	0.0000		0.0004	0.0011
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]		(0.0004)	(0.0010)
Net realized gain	—		(0.0000)[3]	—		(0.0000)[3]	(0.0000)[3]
Return of capital	—		(0.0020)	—		—	—
Total dividends and distributions	(0.0000)		(0.0020)	(0.0000)		(0.0004)	(0.0010)
Net asset value, end of year	$1.00		$1.00	$1.00		$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%		0.20%	0.00%		0.04%	0.11%

Ratios to Average Net Assets
Total expenses	0.80%		0.77%	0.77%		0.70%	0.72%
Total expenses after fees waived, reimbursed and paid indirectly	0.13%		0.22%	0.21%		0.38%	0.62%
Net investment income	0.00%		0.00%	0.00%		0.04%	0.11%

Supplemental Data
Net assets, end of year (000)	$89,694		$82,542	$100,592		$126,607	$313,893
BIF Pennsylvania Municipal Money Fund

	Year Ended March 31,
	2014		2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	—	0.0003
Net realized gain	0.0000	[1]	—		0.0000	[1]	—	0.0000	[1]
Net increase from investment operations	0.0000		0.0000		0.0000		—	0.0003
Dividends from net investment income[2]	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		—	(0.0003)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%		0.00%		0.00%		0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.82%		0.74%		0.72%		0.71%	0.72%
Total expenses after fees waived, reimbursed and paid indirectly	0.15%		0.24%		0.21%		0.34%	0.45%
Net investment income	0.00%		0.00%		0.00%		0.00%	0.03%

Supplemental Data
Net assets, end of year (000)	$67,261		$88,214		$132,555		$148,845	$334,360
[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

40	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Notes to Financial Statements

1. Organization:

BIF California Municipal Money Fund (“BIF California”), BIF Connecticut Municipal Money Fund (“BIF Connecticut”), BIF Massachusetts Municipal Money Fund (“BIF Massachusetts”), BIF Michigan Municipal Money Fund (“BIF Michigan”), BIF New Jersey Municipal Money Fund (“BIF New Jersey”), BIF New York Municipal Money Fund (“BIF New York”), BIF Ohio Municipal Money Fund (“BIF Ohio”) and BIF Pennsylvania Municipal Money Fund (“BIF Pennsylvania”) (each, a “Fund” and collectively, the “Funds”) are each a series of BIF Multi-State Municipal Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended March 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.500%
$500 Million — $1 Billion	0.425%
Greater than $1 Billion	0.375%
BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	41

Notes to Financial Statements (continued)

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the year ended March 31, 2014, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

BIF California	$8,170
BIF Connecticut	$1,343
BIF Massachusetts	$1,244
BIF Michigan	$484
BIF New Jersey	$3,663
BIF New York	$6,816
BIF Ohio	$835
BIF Pennsylvania	$843

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.125% of the average daily value of each Fund’s net assets.

The Manager and BRIL voluntarily agreed to waive management and service fees and reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by Manager, service and distribution fees waived and other expenses waived and/or reimbursed by Manager. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended March 31, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
BIF California	$451,871,324	$347,187,736
BIF Connecticut	$8,001,802	$29,409,665
BIF Massachusetts	$28,421,287	$14,835,571
BIF Michigan	$12,777,304	$23,239,377
BIF New Jersey	$34,636,280	$14,615,567
BIF New York	$265,939,765	$187,041,190
BIF Ohio	$44,667,758	$11,451,105
BIF Pennsylvania	$74,198,599	$85,465,256

4. Income Tax Information:

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2014 attributable to the characterization of investment income for tax purposes were reclassified to the following accounts:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF Michigan	BIF New Jersey	BIF New York	BIF Ohio	BIF Pennsylvania
Undistributed net investment income	$1,305	$234	$172	$112	$545	$1,184	$150	$240
Accumulated net realized gain (loss)	$(1,305)	$(234)	$(172)	$(112)	$(545)	$(1,184)	$(150)	$(240)
42	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended March 31, 2014 and March 31, 2013 was as follows:

		BIF California	BIF Connecticut	BIF Massachusetts	BIF Michigan	BIF New Jersey	BIF New York	BIF Ohio	BIF Pennsylvania
Tax-exempt income[1]	3/31/14	$279	$50	$43	$17	$134	$242	$30	$28
	3/31/13	349	62	50	22	146	300	31	38
Ordinary income[2]	3/31/14	48,871	—	—	—	—	21,040	—	—
	3/31/13	—	110	80	—	255	186	70	—
Long-term capital gains[3]	3/31/14	—	19,150	—	—	1,199	85,813	—	—
	3/31/13	9,743	—	73,574	—	—	11,017	—	—
Return of capital	3/31/13	—	—	—	—	—	—	150,000	—
Total	3/31/14	$49,150	$19,200	$43	$17	$1,333	$107,095	$30	$28
	3/31/13	$10,092	$172	$73,704	$22	$401	$11,503	$150,101	$38
[1]	The Funds designate these amounts paid during the fiscal year ended March 31, 2014 as exempt-interest dividends.
[2]	Ordinary income consists primarily of net short-term capital gains. Additionally, all ordinary distributions are comprised of interest related dividends and qualified short-term capital gain dividends and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
[3]	The Funds designate these amounts paid during the fiscal year ended March 31, 2014 as capital gain dividends.

As of March 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF Michigan	BIF New Jersey	BIF New York	BIF Ohio	BIF Pennsylvania
Undistributed tax-exempt	$414	$66	$76	$33	$313	$558	$62	$72
Undistributed ordinary income	8,309	168	96	79	232	11,366	88	168
Undistributed long-term capital gains	—	—	—	—	—	6,471	—	—
Capital loss carryforwards	—	—	—	(23,577)	—	—	(68)	(39,432)
Total	$8,723	$234	$172	$(23,465)	$545	$18,395	$82	$(39,192)

As of March 31, 2014, there were no significant differences between the book and tax components of net assets.

As of March 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires March 31,	BIF Michigan	BIF Ohio	BIF Pennsylvania
2015	$23,577	—	$39,337
No expiration date[4]	—	$68	95
Total	$23,577	$68	$39,432
[4]	Must be utilized prior to losses subject to expiration.

5. Concentration, Market and Credit Risk:

The Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states or U.S. territories.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	43

Notes to Financial Statements (concluded)

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BIF Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BIF Multi-State Municipal Series Trust (the “Trust”), comprised of the BIF California Municipal Money Fund, BIF Connecticut Municipal Money Fund, BIF Massachusetts Municipal Money Fund, BIF Michigan Municipal Money Fund, BIF New Jersey Municipal Money Fund, BIF New York Municipal Money Fund, BIF Ohio Municipal Money Fund and BIF Pennsylvania Municipal Money Fund (collectively, the “Funds”) as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting BIF Multi-State Municipal Series Trust as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
May 22, 2014

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	45

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Trustee	Since 2000	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 155 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Trustee	Since 2007
President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.
				33 RICs consisting of 155 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007
Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.
				33 RICs consisting of 155 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 155 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007
President, London Center for Policy Research since 2012; Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet services) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.
				33 RICs consisting of 155 Portfolios	None

Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Trustee	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1998 to 2008.	33 RICs consisting of 155 Portfolios	None

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2000	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 155 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007
Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.
				33 RICs consisting of 155 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 155 Portfolios	None
46	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Officers and Trustees (continued)
Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2007
President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.
				33 RICs consisting of 155 Portfolios	None

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2007
Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate-past Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.
				33 RICs consisting of 155 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007
Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.
				33 RICs consisting of 155 Portfolios	None

[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2] Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	President and Trustee	Since 2011
Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.
				144 RICs consisting of 330 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007
Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
				144 RICs consisting of 330 Portfolios	None

[3] Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	47

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	Chief Executive Officer	Since 2010
Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009
Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009
Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007
Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.

Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012
Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019
Sub-Advisor BlackRock Investment Management, LLC Princeton, NJ 08540	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809
48	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month year ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014	49

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

50	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2014

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BIFSTATES-3/14-AR

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BIF California Municipal Money Fund	$26,363	$26,363	$0	$0	$10,600	$10,600	$0	$0
BIF Connecticut Municipal Money Fund	$25,663	$25,663	$0	$0	$10,600	$10,600	$0	$0
BIF Massachusetts Municipal Money Fund	$25,663	$25,663	$0	$0	$10,600	$10,600	$0	$0
BIF Michigan Municipal Money Fund	$25,663	$25,663	$0	$0	$10,600	$10,600	$0	$0
BIF New Jersey Municipal Money Fund	$26,363	$26,363	$0	$0	$10,600	$10,600	$0	$0
BIF New York Municipal Money Fund	$26,363	$26,363	$0	$0	$10,600	$10,600	$0	$0
BIF Ohio Municipal Money Fund	$24,663	$24,663	$0	$0	$10,600	$10,600	$0	$0
BIF Pennsylvania Municipal Money Fund	$24,663	$24,663	$0	$0	$10,600	$10,600	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”)

2

and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,555,000	$2,865,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

3

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BIF California Municipal Money Fund	$10,600	$10,600
BIF Connecticut Municipal Money Fund	$10,600	$10,600
BIF Massachusetts Municipal Money Fund	$10,600	$10,600
BIF Michigan Municipal Money Fund	$10,600	$10,600
BIF New Jersey Municipal Money Fund	$10,600	$10,600
BIF New York Municipal Money Fund	$10,600	$10,600
BIF Ohio Municipal Money Fund	$10,600	$10,600
BIF Pennsylvania Municipal Money Fund	$10,600	$10,600

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,555,000 and $2,865,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required

4

by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

 (a)(3) Not Applicable

 (b) Certifications – Attached hereto

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:     /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BIF Multi-State Municipal Series Trust

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BIF Multi-State Municipal Series Trust

Date: May 29, 2014

By:     /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BIF Multi-State Municipal Series Trust

Date: May 29, 2014

6